OPERATING SEGMENTS - Reconciliation of EBITDA to Net Loss (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reclassifications or changes in presentation [line items]
Net income (loss) from continuing operations	$ 32.2	$ (183.2)
Depreciation of property and equipment	1,004.4	1,008.7
Amortization of intangible assets	485.3	516.8
Interest and other finance costs	627.2	489.3
Income tax expense (recovery)	159.9	(176.1)
(Gain) loss on foreign exchange	(72.9)	217.7
(Gain) loss on sale of property and equipment	(13.1)	4.7
Mark-to-market loss (gain) on Purchase Contracts	104.3	(266.8)
Share of net loss (income) of investments accounted for using the equity method	61.6	(20.7)
Share-based payments	124.8	55.1
Gain on divestiture	(580.5)	(4.9)
Other	23.2	(7.2)
Adjusted EBITDA	2,003.7	1,720.8
Representation To Exclude Results Of GFL Infrastructure [Member]
Disclosure of reclassifications or changes in presentation [line items]
Net income (loss) from continuing operations	32.2	(183.2)
Depreciation of property and equipment	1,004.4	1,003.9
Amortization of intangible assets	485.3	515.6
Interest and other finance costs	627.2	489.3
Income tax expense (recovery)	159.9	(176.1)
(Gain) loss on foreign exchange	(72.9)	217.7
(Gain) loss on sale of property and equipment	(13.1)	4.7
Mark-to-market loss (gain) on Purchase Contracts	104.3	(266.8)
Share of net loss (income) of investments accounted for using the equity method	61.6	(20.7)
Share-based payments	124.8	53.3
Gain on divestiture	(580.5)	(4.9)
Transaction costs	78.4	55.0
Acquisition, rebranding and other integration costs	15.3	25.8
Other	(23.2)	7.2
Adjusted EBITDA	$ 2,003.7	$ 1,720.8